Fair Value Measurements - Financial liabilities measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	$ 2,102,012	$ 1,842,424
Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	3,116,880	1,842,424
Recurring [Member] | RPC Options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	2,102,012	1,842,424
Recurring [Member] | Paulson Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	$ 1,014,868	$ 0